DEBT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Obligations
DEBT OBLIGATIONS

8. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at September 30, 2013:

							Collateral
Repurchase Agreements (A)	Month Issued	Outstanding Face	Carrying Value	Final Stated Maturity	Weighted Average Funding Cost	Weighted Average Life (Years)	Outstanding Face	Amortized Cost Basis	Carrying Value	Weighted Average Life (Years)
Agency ARM RMBS (B)(C)	Various	$1,071,587	$1,071,587	Dec-13	0.36%	0.1	$1,067,063	$1,130,533	$1,124,451	2.9
Non-Agency RMBS (C)(D)(E)	Various	53,475	53,475	Oct-13	1.84%	0.1	100,411	77,108	75,667	5.3
Non-Agency RMBS term repurchase agreement (E)(F)	Aug-13	342,872	342,872	Aug-14	2.43%	0.8	729,299	465,126	489,876	4.0

		$1,467,934	$1,467,934		0.90%	0.3	$1,896,773	$1,672,767	$1,689,994	3.5

(A)	These repurchase agreements had approximately $0.1 million of associated accrued interest payable at September 30, 2013.
(B)	The counterparties of these repurchase agreements are Goldman Sachs $45.9 million, Barclays $287.7 million, Nomura $229.0 million, Citi $133.0 million, Morgan Stanley $97.1 million and Daiwa $278.9 million and were subject to customary margin call provisions.
(C)	All of the repurchase agreements that matured during October 2013 were renewed or refinanced subsequent to September 30, 2013.
(D)	The counterparties of these repurchase agreements are Barclays $21.8 million, and Royal Bank of Canada $31.6 million and were subject to customary margin call provisions.

(E)	All of the Non-Agency repurchase agreements have LIBOR-based floating interest rates.
(F)	Represents a one year term master repurchase agreement with Alpine Securitization Corp., an asset-backed commercial paper facility sponsored by Credit Suisse AG. This repurchase agreement is not subject to margin call provisions and is subject to customary loan covenants and event of default provisions, including event of default provisions triggered by a 50% market capitalization decline provision, as well as a two to one indebtedness to tangible net worth provision. The financing bears interest at LIBOR plus an applicable margin as stated below:

Monthly Payment Date	Applicable Margin
August 2013 through October 2013	2.25%
November 2013 through January 2014	2.50%
February 2014 through April 2014	3.00%
May 2014 through August 2014	3.50%

On October 30, 2013, New Residential terminated its existing $342.9 million master repurchase agreement and entered into a new $414.2 million master repurchase agreement with Alpine Securitization Corp. See Note 15 for a description of this refinancing event.

6. DEBT OBLIGATIONS

The following table presents certain information regarding New Residential’s debt obligations at December 31, 2012:

	December 31, 2012
									Collateral
Debt Obligation/ Collateral	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Contractual Weighted Average Funding Cost	Weighted Average Funding Cost	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount	Amortized Cost Basis	Carrying Value	Weighted Average Maturity (Years)	Floating Rate Face Amount
Repurchase Agreements(A)
Non-Agency RMBS (B)(C)	Various	$150,922	$150,922	Jan 2013	LIBOR+ 2.00%	2.21%	0.1	$150,922	$344,177	$215,034	$228,493	6.9	$344,177

(A)	These repurchase agreements had approximately $55 thousand of associated accrued interest payable at December 31, 2012. $151 million face amount of these repurchase agreements were renewed subsequent to December 31, 2012.
(B)	The counterparty of these repurchase agreements is Credit Suisse.
(C)	Newcastle is the guarantor of these repurchase agreements, which are subject to customary margin call provisions.